                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-08995

                         THE NAVELLIER MILLENNIUM FUNDS
                          One East Liberty, Third Floor
                                Reno Nevada 89501
                                 1-800-887-8671

                               Agent for Service:
                                SAMUEL KORNHAUSER
                         155 Jackson Street, Suite 1807
                         San Francisco, California 94111

Registrant's telephone number, including area code: (800) 887-8671

Date of Fiscal Year End:  December 31, 2005

Date of Reporting Period:  June 30, 2006

Item 1. Reports to Stockholders

                           NAVELLIER MILLENNIUM FUNDS

                                                               SEMIANNUAL REPORT
                                                                   June 30, 2006


                          [BRAIN WITH NUMBERS GRAPHIC]



                         Top 20 Portfolio               [NAVALLIER LOGO]
           International Growth Portfolio

                                                SEMIANNUAL REPORT, June 30, 2006
                                                      NAVELLIER MILLENNIUM FUNDS
                                                   One East Liberty, Third Floor
                                                                  Reno, NV 89501
                                                                  (800) 887-8671

--------------------------------------------------------------------------------

Dear Shareholder,

      All of our funds captured solid absolute performance for the first six months of 2006 despite a downward trend in the markets in the second quarter. The International Growth Fund returned +7.66% versus +10.50% for the E.A.F.E. Index, and the Top 20 Fund returned +3.24% versus -0.32% for the Russell 3000 Growth Index. Over the longer term, both funds produced solid one year performance with the International Growth Fund returning +24.63% and the Top 20 Fund returning +15.79%; the E.A.F.E. and Russell 3000 Growth indices returned +27.07% and +6.84%, respectively.

      One would expect overall higher market returns year-to-date, as we have just finished another outstanding earnings season. The median annual earnings for the stocks in our portfolios rose 42.8%. Since our stocks' prices did not rise as much as their underlying earnings, their median price/earnings (P/E) ratio was compressed to only 19.9 times current earnings, and 15.4 times forecasted earnings. This combination of strong earnings and low current and forecasted P/E ratios is unique and indicative of fundamentally superior stocks.

[LINE GRAPH -- TOP 20 PORTFOLIO - CLASS A SHARES]

                                                    TOP 20 PORTFOLIO           RUSSELL 3000 GROWTH            RUSSELL 3000
                                                    ----------------           -------------------            ------------
9/30/98                                                   10000                       10000                       10000
12/31/98                                                  12550                       12649                       12143
6/30/99                                                   16960                       13992                       13522
12/31/99                                                  22077                       16927                       14681
6/30/00                                                   25680                       17610                       14821
12/31/00                                                  20300                       13132                       13585
6/30/01                                                   17547                       11393                       12755
12/31/01                                                  16059                       10555                       12028
6/30/02                                                   14651                        8387                       10554
12/31/02                                                  10579                        7596                        9437
6/30/03                                                   12621                        8620                       10636
12/31/03                                                  14974                        9948                       12369
6/30/04                                                   14472                       10242                       12813
12/31/04                                                  15475                       10637                       13847
6/30/05                                                   15128                       10437                       13845
12/31/05                                                  16967                       11187                       14694
6/30/06                                                   17516                       11152                       15169

                                TOP 20 PORTFOLIO

           TOTAL RETURNS FOR                      RUSSELL
             PERIODS ENDED                         3000     RUSSELL
            JUNE 30, 2006*               FUND     GROWTH     3000
  -----------------------------------   -------   -------   -------
  Six Months                              3.24%   (0.32)%     3.23%
  One Year                               15.79%     6.84%     9.56%
  Annualized Five Year                  (0.04)%   (0.43)%     3.53%
  Annualized Since Inception**            7.50%     1.42%     5.52%
  Value of a $10,000 investment over
   Life of Fund**                       $17,516   $11,152   $15,169
  *  The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Past performance is not
     predictive of future performance.
  ** Inception September 30, 1998

[LINE GRAPH -- INTERNATIONAL GROWTH PORTFOLIO - CLASS A SHARES]

                                                  INTERNATIONAL GROWTH
                                                        PORTFOLIO                  EAFE INDEX               EAFE GROWTH INDEX
                                                  --------------------             ----------               -----------------
09/05/00                                                  10000                       10000                       10000
09/30/00                                                   9158                        9408                        9339
12/31/00                                                   7310                        9162                        8659
06/30/01                                                   6612                        7841                        7058
12/31/01                                                   5893                        7219                        6546
06/30/02                                                   6283                        7119                        6408
12/31/02                                                   5232                        6088                        5514
06/30/03                                                   5861                        6687                        5918
12/31/03                                                   7106                        8472                        7305
06/30/04                                                   7305                        8884                        7503
12/31/04                                                   8121                       10224                        8508
06/30/05                                                   8038                       10137                        8384
12/31/05                                                   9305                       11657                        9669
06/30/06                                                  10018                       12881                       10592

                         INTERNATIONAL GROWTH PORTFOLIO

           TOTAL RETURNS FOR                                 EAFE
             PERIODS ENDED                         EAFE     GROWTH
            JUNE 30, 2006*               FUND      INDEX     INDEX
  -----------------------------------   -------   -------   -------
  Six Months                              7.66%    10.50%     9.55%
  One Year                               24.63%    27.07%    26.34%
  Annualized Five Year                    8.66%    10.44%     8.46%
  Annualized Since Inception**            0.03%     4.44%     0.99%
  Value of a $10,000 investment over
   Life of Fund**                       $10,018   $12,881   $10,592
  *  The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Past performance is not
     predictive of future performance.
  ** Inception September 5, 2000

      However, despite the fact that we are in the best corporate earnings environment since the 1950s, and the second longest economic expansion since the Reagan era, Wall Street continues to obsess with the "wall of worry." The second quarter earnings results were excellent, and have kept the S&P 500's winning streak of at least 10% earnings growth for the past 3 1/2 years intact. The third and fourth quarter earnings for the S&P 500 are also expected to grow at least 10% for the remainder of the year.

      All this being said, the stock market refuses to appreciate as much as earnings rise, so P/E ratios continue to be compressed. Since P/E ratios are low and earnings growth remains strong, we still believe that the market has strong potential for further growth. The stock market could take off as soon as it refocuses on the underlying fundamentals and the historically low P/E ratios relative to interest rates.

      The most likely time for the stock market to make a decisive move will be after Labor Day when the Wall Street professionals return from their summer vacations. If crude oil prices are falling, or if we can get through 9/11 without too much worry, we suspect that the Wall Street pros will be in a buying mood. On the other hand, if anything is distracting Wall Street, such as rising Treasury rates, terrorist fears, or worries about the September 20 FOMC meeting, trading will likely be very tentative. Trading volume will unquestionably rise in September, and it will be interesting to see how much conviction Wall Street exhibits.

      One reason that Wall Street might be hesitant is that the Fed seems to disagree internally on just how high they should raise key interest rates. The dissenting vote at the last FOMC meeting shows that there is rare disagreement at the Fed. Chairman Bernanke believes that the Fed's past interest rate hikes have not yet fully impacted the U.S. economy. Specifically, Bernanke believes that economic growth and hopefully inflationary pressures will slow over the next few quarters without the need for additional Fed tightening.

      It appears that the Fed may have successfully engineered a "soft" economic landing, with the U.S. economy decelerating from 5.6% in the first quarter to 2.5% in the second quarter. Although, short term indicators would have us believe that the U.S. economy is showing signs of reaccelerating lately. Retail sales surged in July to the strongest level in six months. Exports are soaring, and will likely remain strong due to the weak U.S. dollar. Productivity is continuing to rise, which is good for corporate profits. The only problem with the productivity report is that labor costs are rising and could cause additional inflationary pressure, which is just another reason that some are convinced that the Fed is not yet done raising interest rates.

      As we climb this "wall of worry," investors should concentrate on controlling their own destiny, and making sure that their best defense is a strong offense. The stocks in our portfolios have been carefully selected, and are likely to continue to post much stronger earnings growth than the overall stock market.

      The stock market is essentially bouncing along the bottom waiting for an excuse to rally. All the stock market needs is a spark. It could be surging volume after Labor Day, good inflation news, falling oil prices, more major terrorist arrests, or the Fed decisively confirming that they are done tightening. The Fed does not want to kill the U.S. economy heading into the mid-term elections.

      We remain optimistic that with superior stock selection, we should be able to produce strong results, even during a challenging stock market environment.

Sincerely,


/s/ Louis G. Navellier                         /s/ James O'Leary
LOUIS G. NAVELLIER                             JAMES H. O'LEARY, CFA
Chief Investment Officer/CEO                   Portfolio Manager

/s/ Michael Garaventa                          /s/ Arjen Kuyper
MICHAEL GARAVENTA                              ARJEN KUYPER
Portfolio Manager                              President/COO

/s/ Phillip Mitteldorf
PHILLIP MITTELDORF
Assistant Portfolio Manager

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2006 (unaudited)
TOP 20 PORTFOLIO

SECTOR WEIGHTINGS*:
(SECTOR WEIGHTINGS BAR CHART)

Oil / Gas                                                                        11.4
Financial Services                                                               11.0
Electronic Instruments & Controls                                                10.5
Semiconductors                                                                    9.0
Apparel                                                                           6.1
Real Estate Operations                                                            5.7
Telecommunications Equipment & Services                                           5.7
Consumer Products & Services                                                      5.7
Personal Services                                                                 5.4
Transportation                                                                    5.0
Building Materials & Products                                                     4.9
Insurance                                                                         4.9
Miscellaneous Fabricated Products                                                 4.7
Computer Storage Devices                                                          3.9
Communications Equipment & Services                                               3.1
Waste Management                                                                  2.8
Short-Term Investments                                                            0.2
Business Services                                                                 0.0

*PERCENTAGE BASED ON TOTAL INVESTMENTS.

-------------------------------------------------------
  Shares                                   Market Value
-------------------------------------------------------
COMMON STOCKS -- 99.3%
APPAREL -- 6.0%
     24,275  The Dress Barn, Inc.*         $    615,371
                                           ------------
BUILDING MATERIALS & PRODUCTS -- 4.9%
      8,800  Cemex S.A. de C.V. ADR*            501,336
                                           ------------
BUSINESS SERVICES -- 0.0%
          3  Moody's Corp.                          163
                                           ------------
COMMUNICATIONS EQUIPMENT & SERVICES -- 3.1%
     23,510  Brightpoint, Inc.*                 318,090
                                           ------------
COMPUTER STORAGE DEVICES -- 3.9%
      7,810  SanDisk Corp.*                     398,154
                                           ------------
CONSUMER PRODUCTS & SERVICES -- 5.6%
      3,015  Hansen Natural Corp.*              573,966
                                           ------------
ELECTRONIC INSTRUMENTS & CONTROLS -- 10.5%
      5,055  Garmin Ltd.                        532,999
     18,950  The Lamson & Sessions Co.*         537,422
                                           ------------
                                              1,070,421
                                           ------------
FINANCIAL SERVICES -- 11.0%
     23,550  E*Trade Group, Inc.*               537,411
     11,451  Investment Technology Group,
               Inc.*                            582,398
                                           ------------
                                              1,119,809
                                           ------------
INSURANCE -- 4.9%
     14,080  Loews Corp.                        499,136
                                           ------------
MISCELLANEOUS FABRICATED PRODUCTS -- 4.6%
     13,190  Encore Wire Corp.*                 474,049
                                           ------------
OIL/GAS -- 11.4%
      9,145  Helmerich & Payne                  551,078
     11,740  Veritas DGC, Inc.*                 605,549
                                           ------------
                                              1,156,627
                                           ------------

-------------------------------------------------------
  Shares                                   Market Value
-------------------------------------------------------
PERSONAL SERVICES -- 5.3%
      8,780  Nutri/System, Inc.*           $    545,501
                                           ------------
REAL ESTATE OPERATIONS -- 5.7%
     14,285  Brookfield Asset Management,
               Inc.                             580,257
                                           ------------
SEMICONDUCTORS -- 8.9%
     20,230  NVIDIA Corp.*                      430,697
     14,970  SiRF Technology Holdings,
               Inc.*                            482,333
                                           ------------
                                                913,030
                                           ------------
TELECOMMUNICATIONS EQUIPMENT & SERVICES -- 5.7%
     17,360  America Movil S.A. de C.V.
               ADR                              577,394
                                           ------------
TRANSPORTATION -- 5.0%
     19,420  Air Methods Corp.*                 508,416
                                           ------------
WASTE MANAGEMENT -- 2.8%
     46,255  Home Solutions of America,
               Inc.*                            285,393
                                           ------------
TOTAL COMMON STOCKS
  (COST $9,813,743)                          10,137,113
                                           ------------
MONEY MARKET FUNDS -- 0.2%
     16,539  FBR Fund for Government
               Investors (Cost $16,539)          16,539
                                           ------------
TOTAL INVESTMENTS -- 99.5%
  (COST $9,830,282)                          10,153,652
Other Assets in Excess of
  Liabilities -- 0.5%                            50,307
                                           ------------
NET ASSETS -- 100.0%                       $ 10,203,959
                                           ============

---------------

* Non-income producing.

ADR -- American Depositary Receipts

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2006 (unaudited)
INTERNATIONAL GROWTH PORTFOLIO

SECTOR WEIGHTINGS*:
(SECTOR WEIGHTINGS BAR CHART)

Computer Equipment, Software & Services                                           8.3
Telecommunications Equipment & Services                                           8.0
Oil / Gas                                                                         7.6
Pharmaceuticals                                                                   7.5
Banking                                                                           7.3
Insurance                                                                         5.6
Electronics                                                                       5.2
Industrial                                                                        5.0
Financial Services                                                                5.0
Semiconductors                                                                    4.8
Food, Beverage & Tobacco                                                          4.4
Automobiles                                                                       4.4
Building Materials & Products                                                     3.4
Tools & Hardware                                                                  3.2
Biotechnology & Drugs                                                             3.2
Short-Term Investments                                                            2.6
Consumer Products & Services                                                      2.3
Chemicals - Diversified                                                           1.9
Engineering Services                                                              1.8
Electronic Instruments & Controls                                                 1.7
Utilities                                                                         1.5
Railroads                                                                         1.4
Healthcare Facilities                                                             1.3
Apparel                                                                           1.3
Business Services                                                                 1.1

*PERCENTAGE BASED ON TOTAL INVESTMENTS.

-------------------------------------------------------
Shares                                     Market Value
-------------------------------------------------------
COMMON STOCKS -- 97.6%
APPAREL -- 1.3%
       560  Benetton Group S.p.A. ADR
              (Italy)                      $     16,828
                                           ------------
AUTOMOBILES -- 4.4%
     1,325  Fiat S.p.A. ADR (Italy)*             17,596
       940  HONDA MOTOR CO., LTD. ADR
              (Japan)                            29,911
       665  Tata Motors Ltd. (India)             11,471
                                           ------------
                                                 58,978
                                           ------------
BANKING -- 7.3%
       188  Deutsche Bank AG (Germany)           21,150
       335  HSBC Holdings plc ADR
              (Britain)                          29,598
       255  Kookmin Bank ADR (South
              Korea)                             21,180
       240  UBS AG (Switzerland)                 26,328
                                           ------------
                                                 98,256
                                           ------------
BIOTECHNOLOGY & DRUGS -- 3.2%
       665  Novo-Nordisk ADR (Denmark)           42,287
                                           ------------
BUILDING MATERIALS & PRODUCTS -- 3.5%
       332  Cemex S.A. de C.V. ADR
              (Mexico)*                          18,914
     1,130  Chicago Bridge & Iron Co.
              N.V. ADR (Netherlands)             27,290
                                           ------------
                                                 46,204
                                           ------------
BUSINESS SERVICES -- 1.1%
       520  Accenture, Ltd. (Bermuda)            14,726
                                           ------------
CHEMICALS -- DIVERSIFIED -- 1.9%
       485  Akzo Nobel N.V. ADR
              (Netherlands)                      26,078
                                           ------------
COMPUTER EQUIPMENT, SOFTWARE & SERVICES -- 8.4%
       660  Business Objects S.A. ADR
              (France)*                          17,952
       720  Logitech International S.A.
              ADR (Switzerland)*                 27,922
       695  NDS Group plc ADR (Britain)*         32,352
       640  SAP AG ADR (Germany)                 33,612
                                           ------------
                                                111,838
                                           ------------

-------------------------------------------------------
  Shares                                   Market Value
-------------------------------------------------------
CONSUMER PRODUCTS & SERVICES -- 2.3%
     2,000  KIRIN BREWERY CO., LTD.
              (Japan)                      $     31,200
                                           ------------
ELECTRONIC INSTRUMENTS & CONTROLS -- 1.7%
       210  Garmin Ltd. (Cayman Islands)         22,142
                                           ------------
ELECTRONICS -- 5.2%
       495  Canon, Inc. ADR (Japan)              36,269
     1,600  Matsushita Electric
              Industrial Co., Ltd. ADR
              (Japan)                            33,808
                                           ------------
                                                 70,077
                                           ------------
ENGINEERING SERVICES -- 1.9%
     1,911  ABB Ltd. ADR (Switzerland)           24,767
                                           ------------
FINANCIAL SERVICES -- 5.0%
       785  Lazard, Ltd. (Bermuda)               31,714
       925  Nomura Holdings, Inc. ADR
              (Japan)                            17,390
       148  ORIX Corp. ADR (Japan)               18,092
                                           ------------
                                                 67,196
                                           ------------
FOOD, BEVERAGE, & TOBACCO -- 4.4%
       545  British American Tobacco plc
              ADR (Britain)                      27,637
       465  Diageo plc ADR (Britain)             31,411
                                           ------------
                                                 59,048
                                           ------------
HEALTHCARE FACILITIES -- 1.3%
       455  Fresenius Medical Care AG &
              Co. KGaA ADR (Germany)             17,390
                                           ------------
INDUSTRIAL -- 5.0%
       659  BHP Billiton Ltd. ADR
              (Australia)                        28,383
       458  KUBOTA CORP. ADR (Japan)             21,824
       470  Metso Corp. ADR (Finland)            17,000
                                           ------------
                                                 67,207
                                           ------------
INSURANCE -- 5.7%
       735  Axa ADR (France)                     24,093
       325  China Life Insurance Co.,
              Limited (China)                    20,573
       790  ING Groep N.V. ADR
              (Netherlands)                      31,063
                                           ------------
                                                 75,729
                                           ------------

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2006 (unaudited)(continued)

            INTERNATIONAL GROWTH PORTFOLIO
-------------------------------------------------------
  Shares                                   Market Value
-------------------------------------------------------
OIL/GAS -- 7.6%
       410  BP Amoco plc ADR (Britain)     $     28,540
       402  EnCana Corp. (Canada)                21,161
       285  PetroChina Co. Ltd. ADR
              (China)                            30,772
       320  Schlumberger Limited (United
              States)                            20,835
                                           ------------
                                                101,308
                                           ------------
PHARMACEUTICALS -- 7.5%
       560  Dr. Reddy's Laboratories Ltd.
              ADR (India)                        15,512
       565  GlaxoSmithKline plc ADR
              (Britain)                          31,527
       435  Roche Holding ADR
              (Switzerland)                      35,953
       570  Teva Pharmaceutical
              Industries Ltd. ADR
              (Israel)                           18,006
                                           ------------
                                                100,998
                                           ------------
RAILROADS -- 1.4%
       419  Canadian National Railway Co.
              (Canada)                           18,331
                                           ------------
SEMICONDUCTORS -- 4.8%
       805  ADVANTEST CORP. ADR (Japan)          20,608
     3,285  ARM Holdings plc ADR
              (Britain)                          20,564
     2,552  Taiwan Semiconductor
              Manufacturing Co. Ltd. ADR
              (Taiwan)                           23,431
                                           ------------
                                                 64,603
                                           ------------

-------------------------------------------------------
  Shares                                   Market Value
-------------------------------------------------------
-------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT & SERVICES -- 8.0%
     1,085  America Movil ADR (Mexico)     $     36,086
     1,046  Hutchison Telecommunications
              International Ltd. (Hong
              Kong)*                             25,010
     1,475  Nokia Oyj ADR (Finland)              29,884
       779  Vodafone Group plc ADR
              (Britain)                          16,593
                                           ------------
                                                107,573
                                           ------------
TOOLS & HARDWARE -- 3.2%
     1,380  Makita Corp. ADR (Japan)             43,056
                                           ------------
UTILITIES -- 1.5%
       395  Veolia Environnement ADR
              (France)                           20,429
                                           ------------
TOTAL COMMON STOCKS
  (COST $1,110,319)                           1,306,249
                                           ------------
MONEY MARKET FUNDS -- 2.6%
    34,962  FBR Fund for Government
              Investors (Cost $34,962)           34,962
                                           ------------
TOTAL INVESTMENTS -- 100.2%
  (COST $1,145,281)                           1,341,211
Liabilities in Excess of Other
  Assets -- (0.2%)                               (3,166)
                                           ------------
NET ASSETS -- 100.0%                       $  1,338,045
                                           ============

---------------

* Non-income producing.

ADR -- American Depositary Receipts

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2006 (Unaudited)

                                                                               INTERNATIONAL
                                                                  TOP 20          GROWTH
                                                                PORTFOLIO        PORTFOLIO
 ASSETS
   Securities at Cost........................................  $  9,830,282     $1,145,281
                                                               ------------     ----------
   Securities at Value (Note 1)..............................  $ 10,153,652     $1,341,211
   Investment Income Receivable (Note 1).....................             5          3,115
   Receivable for Securities Sold (Note 1)...................        73,753             --
   Receivable for Shares Sold................................            --          1,037
   Receivable from Adviser...................................         8,494         16,736
   Other Assets..............................................        13,059          7,252
                                                               ------------     ----------
     Total Assets............................................    10,248,963      1,369,351
                                                               ------------     ----------
 LIABILITIES
   Payable for Shares Redeemed...............................        10,635          5,696
   Distribution Fees Payable (Note 3)........................           203             27
   Trustees Fee Payable......................................         4,500          4,500
   Professional Fees.........................................         9,042          9,042
   Other Liabilities.........................................        20,624         12,041
                                                               ------------     ----------
     Total Liabilities.......................................        45,004         31,306
                                                               ------------     ----------
 NET ASSETS..................................................  $ 10,203,959     $1,338,045
                                                               ============     ==========
 NET ASSETS CONSIST OF:
   Paid-in Capital, Class A..................................  $ 21,585,029     $1,081,449
   Accumulated Net Investment Income (Loss)..................       (48,333)         3,935
   Accumulated Net Realized Gain (Loss) on Investments.......   (11,656,107)        56,731
   Net Unrealized Appreciation of Investments................       323,370        195,930
                                                               ------------     ----------
 NET ASSETS..................................................  $ 10,203,959     $1,338,045
                                                               ============     ==========
 PRICING OF CLASS A SHARES
 Net assets attributable to Class A shares...................  $ 10,203,959     $1,338,045
 Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value).....       695,472        144,184
 Net asset value, offering price and redemption price per
   share.....................................................  $      14.67     $     9.28

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2006 (Unaudited)

                                                                              INTERNATIONAL
                                                                 TOP 20          GROWTH
                                                                PORTFOLIO       PORTFOLIO
 INVESTMENT INCOME
   Interest (Note 1).........................................  $     5,302      $  1,182
   Dividends(A) (Note 1).....................................       16,686        11,521
                                                               -----------      --------
     Total Investment Income.................................       21,988        12,703
                                                               -----------      --------
 EXPENSES
   Investment Advisory Fee (Note 2)..........................       46,873         5,843
   Accounting and Pricing Fees...............................       42,512        42,512
   Distribution Plan Fees (Note 3)
     Class A Shares..........................................       11,718         1,461
   Transfer Agent fees
     Class A Shares..........................................        9,065           714
   Printing Expense..........................................        4,196         9,697
   Trustees' Fees............................................        9,000         9,000
   Custodian Fees............................................        6,587         4,891
   Legal Expense.............................................        6,250         6,250
   Registration Fees
     Class A Shares..........................................        7,293         8,409
   Audit Fees................................................        8,000         8,000
   Compliance Fees and Expenses..............................          260            30
   Pricing Expense...........................................          407           735
   Other Expenses............................................        2,295           748
                                                               -----------      --------
     Total Expenses..........................................      154,456        98,290
     Less Expenses Reimbursed by Investment Adviser (Note
       2)....................................................      (84,135)      (89,522)
                                                               -----------      --------
       Net Expenses..........................................       70,321         8,768
                                                               -----------      --------
 NET INVESTMENT INCOME (LOSS)................................      (48,333)        3,935
                                                               -----------      --------
 Net Realized Gain on Investments............................    1,247,215        62,188
 Change in Net Unrealized Appreciation/Depreciation of
   Investments...............................................   (1,228,024)          938
                                                               -----------      --------
 NET GAIN ON INVESTMENTS.....................................       19,191        63,126
                                                               -----------      --------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS................................................  $   (29,142)     $ 67,061
                                                               ===========      ========

------------------------------------------------------------
 (A) Net of foreign tax withholding of:                       $       888      $   1,577

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     INTERNATIONAL GROWTH
                                                        TOP 20 PORTFOLIO                  PORTFOLIO
                                                   FOR THE SIX    FOR THE YEAR    FOR THE SIX    FOR THE YEAR
                                                  MONTHS ENDED       ENDED       MONTHS ENDED       ENDED
                                                  JUNE 30, 2006   DECEMBER 31,   JUNE 30, 2006   DECEMBER 31,
                                                   (UNAUDITED)        2005        (UNAUDITED)        2005
                                                  -------------   ------------   -------------   ------------
 FROM INVESTMENT ACTIVITIES
   Net Investment Income (Loss).................   $   (48,333)   $   (81,262)    $    3,935      $   4,099
   Net Realized Gain on Investment
     Transactions...............................     1,247,215      1,757,332         62,188         87,275
   Change in Net Unrealized Appreciation/
     Depreciation of Investments................    (1,228,024)      (925,958)           938          3,412
                                                   -----------    -----------     ----------      ---------
     Net Increase (Decrease) in Net Assets
       Resulting from Operations................       (29,142)       750,112         67,061         94,786
                                                   -----------    -----------     ----------      ---------
 DISTRIBUTIONS TO SHAREHOLDERS
   From Net Investment Income:
       Class A Shares...........................            --             --             --         (4,099)
   From Net Realized Gains:
       Class A Shares...........................            --             --             --        (20,419)
                                                   -----------    -----------     ----------      ---------
     Decrease in Net Assets Resulting from
       Distributions to Shareholders............            --             --             --        (24,518)
                                                   -----------    -----------     ----------      ---------
 FROM SHARE TRANSACTIONS
   Net Proceeds from Sales of Shares:
       Class A Shares...........................     3,874,753      9,619,137        628,722        887,460
   Reinvestment of Distributions:
       Class A Shares...........................            --             --             --         22,138
   Cost of Shares Redeemed**:
       Class A Shares...........................    (1,986,202)    (3,555,379)      (157,670)      (796,044)
       Class B Shares*..........................            --     (5,600,096)            --       (184,396)
       Class C Shares*..........................            --     (3,478,044)            --         (6,154)
                                                   -----------    -----------     ----------      ---------
     Net Increase (Decrease) in Net Assets
       Resulting from Share Transactions........     1,888,551     (3,014,382)       471,052        (76,996)
                                                   -----------    -----------     ----------      ---------
     TOTAL INCREASE (DECREASE) IN NET ASSETS....     1,859,409     (2,264,270)       538,113         (6,728)
 NET ASSETS -- Beginning of Period..............     8,344,550     10,608,820        799,932        806,660
                                                   -----------    -----------     ----------      ---------
 NET ASSETS -- End of Period....................   $10,203,959    $ 8,344,550     $1,338,045      $ 799,932
                                                   ===========    ===========     ==========      =========
 ACCUMULATED NET INVESTMENT INCOME (LOSS).......   $   (48,333)   $        --     $    3,935      $      --
                                                   ===========    ===========     ==========      =========
 SHARES
   Sold:
       Class A Shares...........................       237,515        307,709         68,076        103,385
   Issued in Reinvestment of Distributions:
       Class A Shares...........................            --             --             --          2,546
   Redeemed:
       Class A Shares...........................      (129,392)      (267,698)       (16,718)       (91,657)
       Class B Shares*..........................            --       (179,082)            --        (24,818)
       Class C Shares*..........................            --       (103,991)            --           (827)
                                                   -----------    -----------     ----------      ---------
     Net Increase (Decrease) in Shares..........       108,123       (243,062)        51,358        (11,371)
                                                   ===========    ===========     ==========      =========

 ----------------

 * Represents the period from January 1, 2005 through April 24, 2005 (see Note
   10).

** Effective May 2, 2005, the cost of shares redeemed is net of the 2% redemption fee on Fund shares which have been held 60 days or less. For the period ended June 30, 2006, these fees were $1,108 and $93 for the Top 20 Portfolio and International Growth Portfolio, respectively.

                       See Notes to Financial Statements.

                                                  THE NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                              TOP 20
                                                                             PORTFOLIO
                                                                              CLASS A
                                                   -------------------------------------------------------------
                                                    FOR THE SIX
                                                   MONTHS ENDED          FOR THE YEARS ENDED DECEMBER 31,
                                                   JUNE 30, 2006   ---------------------------------------------
                                                    (UNAUDITED)     2005     2004     2003      2002      2001
                                                   -------------   ------   ------   -------   -------   -------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of Period........      $14.21      $12.96   $12.54     $8.86    $13.45    $17.10
                                                      -------      ------   ------   -------   -------   -------
   Income (Loss) from Investment Operations:
     Net Investment Loss.........................       (0.07)      (0.14)   (0.06)    (0.08)    (0.05)    (0.17)
     Net Realized and Unrealized Gain (Loss) on
       Investments...............................        0.53        1.39     0.48      3.76     (4.54)    (3.40)
                                                      -------      ------   ------   -------   -------   -------
   Total from Investment Operations..............        0.46        1.25     0.42      3.68     (4.59)    (3.57)
                                                      -------      ------   ------   -------   -------   -------
   Distributions to Shareholders:
   From Net Realized Gain........................          --          --       --        --        --     (0.08)
                                                      -------      ------   ------   -------   -------   -------
   Paid-in Capital from Redemption Fees..........        0.00(A)       --       --        --        --        --
                                                      -------      ------   ------   -------   -------   -------
   Net Increase (Decrease) in Net Asset Value....        0.46        1.25     0.42      3.68     (4.59)    (3.65)
                                                      -------      ------   ------   -------   -------   -------
   Net Asset Value -- End of Period..............      $14.67      $14.21   $12.96    $12.54     $8.86    $13.45
                                                      =======      ======   ======   =======   =======   =======
 TOTAL INVESTMENT RETURN*........................        3.24%(B)    9.65%    3.35%    41.53%   (34.13)%  (20.89)%
 RATIOS TO AVERAGE NET ASSETS: (NOTE 2)
   Expenses After Reimbursement..................        1.50%(C)    1.50%    1.50%     1.50%     1.50%     1.50%
   Expenses Before Reimbursement.................        3.29%(C)    4.09%    3.47%     2.96%     2.27%     2.15%
   Net Investment Loss After Reimbursement.......       (1.03)%(C)  (0.83)%  (0.40)%   (0.63)%   (0.39)%   (1.10)%
   Net Investment Loss Before Reimbursement......       (2.82)%(C)  (3.42)%  (2.37)%   (2.09)%   (1.16)%   (1.75)%
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate.......................         195%(C)     146%     118%      215%      207%      185%
   Net Assets at End of Period (in thousands)....     $10,204      $8,345   $7,095   $10,354   $10,513   $20,784
   Number of Shares Outstanding at End of Period
     (in thousands)..............................         695         587      547       825     1,187     1,545
 -----------------------------------------------

  (A) Less than $0.01

  (B )Total returns for periods of less than one year are not annualized.

  (C )Annualized.

  * Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.

                       See Notes to Financial Statements.

                                                  THE NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                      INTERNATIONAL GROWTH
                                                                           PORTFOLIO
                                                                            CLASS A
                                               ------------------------------------------------------------------
                                                FOR THE SIX
                                               MONTHS ENDED             FOR THE YEARS ENDED DECEMBER 31,
                                               JUNE 30, 2006    -------------------------------------------------
                                                (UNAUDITED)      2005       2004       2003      2002      2001
                                               -------------    -------    -------    ------    ------    -------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of Period....       $8.62         $7.76      $6.79     $5.08     $5.74      $7.12
                                                  -------       -------    -------    ------    ------    -------
   Income (Loss) from Investment Operations:
     Net Investment Income...................        0.03          0.04       0.01      0.10      0.02         --
     Net Realized and Unrealized Gain (Loss)
       on Investments........................        0.63          1.09       0.96      1.71     (0.66)     (1.38)
                                                  -------       -------    -------    ------    ------    -------
   Total from Investment Operations..........        0.66          1.13       0.97      1.81     (0.64)     (1.38)
                                                  -------       -------    -------    ------    ------    -------
   Distributions to Shareholders:
     From Net Investment Income..............          --         (0.04)        --     (0.10)    (0.02)        --
     From Net Realized Gain..................          --         (0.23)        --        --        --         --
                                                  -------       -------    -------    ------    ------    -------
   Total Distributions.......................          --         (0.27)        --     (0.10)    (0.02)        --
                                                  -------       -------    -------    ------    ------    -------
   Paid-in Capital from Redemption Fees......        0.00(A)         --         --        --        --         --
                                                  -------       -------    -------    ------    ------    -------
   Net Increase (Decrease) in Net Asset
     Value...................................        0.66          0.86       0.97      1.71     (0.66)     (1.38)
                                                  -------       -------    -------    ------    ------    -------
   Net Asset Value -- End of Period..........       $9.28         $8.62      $7.76     $6.79     $5.08      $5.74
                                                  =======       =======    =======    ======    ======    =======
 TOTAL INVESTMENT RETURN*....................        7.66%(B)     14.57%     14.29%    35.82%   (11.22)%   (19.38)%
 RATIOS TO AVERAGE NET ASSETS: (NOTE 2)
   Expenses After Reimbursement..............        1.50%(C)      1.50%      1.50%     1.50%     1.49%      1.49%
   Expenses Before Reimbursement.............       16.78%(C)     25.80%     23.37%    11.33%    10.80%     22.97%
   Net Investment Income (Loss) After
     Reimbursement...........................        0.67%(C)      0.64%      0.10%    (0.02)%    0.36%     (0.03)%
   Net Investment Loss Before Reimbursement..      (14.61)%(C)   (23.66)%   (21.77)%   (9.85)%   (8.95)%   (21.45)%
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate...................          90%(C)        75%        86%      161%       85%       241%
   Net Assets at End of Period (in
     thousands)..............................      $1,338          $800       $609      $640    $1,111       $805
   Number of Shares Outstanding at End of
     Period (in thousands)...................         144            93         79        94       219        140
 -------------------------------------------

  (A )Less than $0.01

  (B )Total returns for periods of less than one year are not annualized.

  (C )Annualized.

  * Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited)

1. Significant Accounting Policies

     The Navellier Millennium Funds (the "Fund"), formerly known as the American Tiger Funds, are registered under the Investment Company Act of 1940, as amended, (the "Act") as an open-end management investment company and are authorized to issue shares of beneficial interest. The Fund currently consists of two Portfolios: the Top 20 Portfolio and the International Growth Portfolio, each a non-diversified open-end management investment company. The Fund was established as a Delaware Business Trust organized on September 4, 1998. The Fund is authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers Class A shares, which have been offered since September 30, 1998. On April 24, 2005, Class B and Class C were consolidated into Class A shares. Class A shares are purchased at net asset value per share. Prior to April 24, 2005 Class A shares were purchased at the public offering price which included a maximum sales charge of up to 4.95% (equal to 5.2% of the net asset value) depending on the size of the purchase. Income and expenses of the Fund were allocated proportionately to the three classes of shares based on daily net assets, except for Rule 12b-1 distribution fees (Note 3). Effective May 2, 2005, the Fund charges a redemption fee of 2.00% of the amount redeemed if the shares sold were held for fewer than 60 days. Redemption fees are paid directly to the Fund. The following is a summary of significant accounting policies that the Fund follows:

        (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If market quotations are not readily available, the Board of Trustees will value the Fund's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes, which may be necessary to assure that the Fund's instruments are valued at fair value. Debt securities with maturities of 60 days or less and short-term notes are valued at amortized cost, which approximates fair value.

        (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gain and loss on securities transactions are computed on an identified cost basis.

        (c) Dividends from net investment income are declared and paid annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually.

        (d) The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investment Advisory Fees and Other Transactions with Affiliates

     Investment advisory services are provided by Navellier & Associates, Inc., which employs the same investment advisory personnel, analysts and staff that it provided to Navellier Management Inc., the predecessor investment advisor (the "Adviser"). Under an agreement with the Adviser, the Fund pays a fee at the annual rate of 1.00% of the daily net assets of each Portfolio. In arriving at, and approving, this advisory fee, the Trustees considered among other factors the capability of the advisor, the reasonableness of the fee, the cost of providing these investment advisory services, the nature of the services provided, a comparison of fees paid to other advisors by other mutual funds for similar types of services, client relationships received by the advisor, the desirability of a different investment advisor and the advisor's willingness to limit reimbursement for payment of expenses it advanced for the Fund. Louis Navellier, an officer and trustee of the Fund is also an officer and director of the Adviser.

     The Adviser has agreed to limit the total normal expenses of each Portfolio's Class A to 1.50% of average annual net assets. In order to maintain the expense limitation, the Adviser paid certain operating expenses on a net basis of the Top 20 Portfolio and the International Growth Portfolio totaling $84,135 and $89,522, respectively, for the six months ended June 30, 2006.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------

CONSIDERATIONS IN APPROVING THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT

     At a meeting held on November 16, 2005, the Board of Trustees (the "Board") of the The Navellier Millennium Funds (the "Fund"), approved for the coming year, investment advisory agreements between the Fund and its various portfolios and Navellier and Associates, Inc. ("Investment Adviser") which would continue on the same terms and conditions as the Investment Advisory Agreements which were expiring between the portfolios and Navellier Management Inc. with respect to the Navellier Top 20 Portfolio and the Navellier International Growth Portfolio (each a "Portfolio").

     In approving the continuation of the Advisory Agreement with respect to each Portfolio, the Investment Adviser furnished information necessary for a majority of the Independent Trustees to make the determination that the entry into and continuance of the Advisory Agreement is in the interests of each of the Portfolios and its shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and expense ratios of comparable investment companies, (2) comparative performance information; (3) the Investment Adviser's revenues and costs of providing services to the Funds; and (4) information about the Investment Adviser's personnel.

     In approving the Portfolios' Advisory Agreement, the Board considered the following: (1) the nature, extent and quality of services provided to the Portfolios including the personnel providing services; (2) the Investment Adviser's compensation and profitability; (3) comparison of fees and performance with other advisers; (4) economies of scale; (5) the Investment Adviser's past and future willingness and agreement to waive reimbursement and cap expenses (6) the investors' choice and desire for the Investment Adviser's particular investment expertise and investment style and (7) the terms of the Advisory Agreement. The Board's analysis of these factors is described in detail below.

     NATURE, EXTENT AND QUALITY OF INVESTMENT ADVISER SERVICES. The Board considered the level and depth of knowledge of the Investment Adviser, including the professional experience and qualifications of personnel. In evaluating the quality of services provided by the Investment Adviser, the Board took into account its familiarity with the Investment Adviser's senior management through Board meetings, discussions and reports during the preceding year. The Board took into account the Investment Adviser's willingness to consider and implement organizational and operational changes designed to improve investment results. The Board also took into account the Investment Adviser's compliance policies and procedures. The quality of administrative and other services, including the Investment Adviser's role in coordinating the activities of the Portfolios' other service providers, was also considered. The Board also considered the Investment Adviser's relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest. The Trustees concluded that they were satisfied with the nature, extent and quality of services to be continued to be provided to each of the Portfolios under the Advisory Agreement.

     INVESTMENT ADVISER'S COMPENSATION AND PROFITABILITY. The Board reviewed and discussed financial information provided by the Investment Adviser. The Board reviewed and considered the Investment Adviser's predecessor's profitability derived from its relationship with the Fund. The Board determined that the Investment Adviser is solvent and sufficiently well capitalized to perform the ongoing responsibilities to the Fund and to satisfy its obligations under the Investment Company Act of 1940 and the advisory agreement. The Board noted that the Investment Adviser has agreed to waive advisory fees and reimburse expenses for the Portfolios indicated below, as had its predecessor. The Trustees also considered that the Portfolios' distributor, an affiliate of the Investment Adviser, received Rule 12b-1 distribution fees from the Portfolios. The Trustees also noted that the Investment Adviser derives reputational and other benefits from its association with the Portfolios.

     The Trustees recognized that the Investment Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Portfolio and the entrepreneurial risk that it assumes as Investment Adviser. Based upon their review, the Trustees concluded that the Investment Adviser's level of profitability, if any, from its relationship with each Portfolio was reasonable and not excessive.

     EXPENSES AND PERFORMANCE. The Board compared the advisory fees and total expense ratios for the Portfolios with various comparative data, including the industry median and average advisory fees and expense ratios in each Portfolio's respective peer group. The Board also considered the Portfolios' performance results during the three-months, nine-months, 12-months, 3-years annualized and 5-years annualized ended September 30, 2005 and noted that the Board reviews on a quarterly basis detailed information about the Portfolios' performance results, portfolio composition and investment strategies. The Board also considered the effect of each Portfolio's growth and size on its performance and expenses. The Board further noted that the Investment

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------

Adviser's predecessor which consisted of the same personnel has waived advisory fees and/or reimbursed expenses for the Portfolios noted below as necessary to reduce their operating expenses to targeted levels. In reviewing the expense ratios and performance of the Portfolios, the Board also took into account the nature, extent and quality of the services provided by the Investment Adviser, its predecessor and affiliates.

     The Trustees considered, among other data, the specific factors and related conclusions set forth below with respect to each Portfolio:

     NAVELLIER TOP 20 PORTFOLIO. The Portfolio's advisory fee and total expense ratio were generally in line with those of its peer group. The Portfolio's performance by the same personnel of the Investment Adviser as of its predecessor was reviewed for short term and longer term periods. The performance was compared to performance of similar funds in its peer group, as identified by Morningstar. The Board found the short term performance to be good, whereas the long term performance lagged that of its peers. The Board took into account management's discussion of the Portfolio's performance and the quality of the Investment Adviser's predecessor's performance, including its plans to address the Portfolio's underperformance. Based upon their review, the Trustees concluded that the Portfolio's performance matters were being addressed and that the advisory fee was reasonable in light of the high quality of services received by the Portfolio and the other factors considered. The Board noted that the Investment Adviser has agreed to voluntarily reimburse the Portfolio for a portion of the Portfolio's administration and other operating expenses.

     NAVELLIER INTERNATIONAL GROWTH PORTFOLIO. The Fund's advisory fee and total expense ratio were considered reasonable when compared to those of its peer group. The Portfolio's performance by the Adviser's predecessor was reviewed for short term and longer term periods. The performance was compared to performance of similar funds in its peer group, as identified by Morningstar. The Board found the short term and longer term performance to be acceptable. The Board took into account management's discussion of the Portfolio's performance and the quality of the Investment Adviser's personnel (which are the same as its predecessor's) and performance, including its plans to improve performance. Based upon their review, the Trustees concluded that the Portfolio's performance matters were being addressed and that the advisory fee was reasonable in light of the high quality of services received by the Portfolio and the other factors considered. The Board also noted the Fund's current asset levels and the fact that the Investment Adviser has agreed to voluntarily reimburse the Portfolio for a portion of the Portfolio's administration and other operating expenses.

     ECONOMIES OF SCALE. The Board considered the effect of each Portfolio's current size and potential growth on its performance and fees. The Board discussed the current level of asset growth of each Portfolio and acknowledged the willingness of the Investment Adviser to continue to reimburse the Portfolios until a certain expense ratio is reached. The Trustees also noted that if a Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than certain other expenses.

     CONCLUSION. In considering entering into these Advisory Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee attributed different weights to the various factors. The Trustees evaluated all information available to them on a Portfolio-by-Portfolio basis, and their determinations were made separately with respect to each Portfolio. The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Investment Adviser, among others: (a) the Investment Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (b) the Investment Adviser maintains an appropriate compliance program; (c) the performance of each Portfolio by the same personnel is reasonable or satisfactory in relation to the performance of portfolios with similar investment objectives and to relevant indices, or as discussed above, is being addressed; and (d) each Portfolio's advisory expenses are reasonable in relation to those of similar portfolios and to the services to be provided by the Investment Adviser. After full consideration of the above factors, the Trustees, including all of the Independent Trustees, concluded that the current Advisory Agreement for each Portfolio was in the best interest of the Fund and its shareholders.

3. Distribution Plan

     Navellier Securities, Inc. (the "Distributor") acts as the Fund's Distributor and is registered as a broker-dealer under the Securities and Exchange Act of 1934. The Distributor, which is the principal underwriter of the Fund's shares, renders its service to the Fund pursuant to a distribution agreement. An officer and trustee of the Fund is also an officer and director of the Distributor.

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act, whereby it reimburses the Distributor or others in an amount not to exceed 0.25% per annum of the average daily net

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------

assets of Class A, for expenses incurred in the promotion and distribution of shares of the portfolio. These expenses include, but are not limited to, the printing of prospectuses, statements of additional information, and reports used for sales purposes, expenses of preparation of sales literature and related expenses (including Distributor personnel), advertisements and other distribution-related expenses, including a prorated portion of the Distributor's overhead expenses attributable to the distribution of shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, the amount the Fund may pay to the Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Fund and/or the maintenance of shareholder accounts. Such Rule 12b-1 fees are made pursuant to the Plan and distribution agreements entered into between such service providers and the Distributor or the Fund directly.

4. Securities Transactions

     For the six months ended June 30, 2006, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                   INTERNATIONAL
                                                      TOP 20          GROWTH
                                                     PORTFOLIO       PORTFOLIO
                                                    -----------    -------------
Purchases.........................................  $10,806,054      $953,768
                                                    ===========      ========
Sales.............................................  $ 9,053,336      $501,496
                                                    ===========      ========

5. Federal Income Taxes

     The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

     The tax character of distributions paid for the year ended December 31, 2005 was as follows:

                                                                 2005
                                                       -------------------------
                                                       ORDINARY      LONG-TERM
                                                        INCOME     CAPITAL GAINS
                                                       --------    -------------
Top 20 Portfolio.....................................   $   --        $    --
International Growth Portfolio.......................   $4,099        $20,419

     The following information is computed on a tax basis for each item as of December 31, 2005:

                                                                    INTERNATIONAL
                                                       TOP 20          GROWTH
                                                     PORTFOLIO        PORTFOLIO
                                                    ------------    -------------
Gross Unrealized Appreciation.....................  $  1,663,459      $197,181
Gross Unrealized Depreciation.....................      (112,065)       (7,646)
                                                    ------------      --------
Net Unrealized Appreciation.......................     1,551,394       189,535
Capital Loss Carryforward.........................   (12,851,084)           --
Post-October Losses...............................       (52,238)           --
                                                    ------------      --------
Total Accumulated Earnings (Deficit)..............  $(11,351,928)     $189,535
                                                    ============      ========
Cost of Investments for Federal Income Tax
  Purposes........................................  $  6,852,784      $611,362
                                                    ============      ========

     The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sales.

     The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------

     As of June 30, 2006, the Funds had the following federal tax cost resulting in net unrealized appreciation as follows:

                                                                                GROSS
                                              FEDERAL     GROSS UNREALIZED    UNREALIZED    NET UNREALIZED
                                             TAX COST*      APPRECIATION     DEPRECIATION    APPRECIATION
                                             ----------   ----------------   ------------   --------------
Top 20 Portfolio...........................  $9,830,282      $1,207,277       $(883,907)       $323,370
International Growth Portfolio.............  $1,150,673      $  217,948       $ (27,410)       $190,538

* The difference between the federal income tax cost of portfolio investments and the acquisition cost is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States.

     As of December 31, 2005, the Portfolios reclassified net investment losses on the Statements of Assets and Liabilities as follows:

                                            UNDISTRIBUTED
                                            NET INVESTMENT    CAPITAL    PAID-IN
                                                 LOSS          GAINS     CAPITAL
                                            --------------    -------    --------
Top 20 Portfolio..........................     $81,262        $   --     $(81,262)
International Growth Portfolio............     $    --        $2,639     $ (2,639)

     Such reclassifications have no effect on the Funds' net assets or net asset value per share.

     As of December 31, 2005, the Fund had the following capital loss carryforwards for federal income tax purposes:

                                                                      EXPIRATION
                                                         AMOUNT          DATE
                                                       -----------    ----------
Top 20 Portfolio.....................................  $ 8,960,086       2009
                                                         3,626,476       2010
                                                           264,522       2011
                                                       -----------
                                                       $12,851,084
                                                       ===========

     During the year ended December 31, 2005, the Top 20 Portfolio and International Growth Portfolio utilized $1,809,570 and $63,188, respectively, of capital losses.

     The remaining capital loss carryforwards and Post-October losses may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

     On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN
48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management believes that the adoption of FIN 48 will have no impact on the financial statements of the Funds.

6. Borrowing Agreement

     The Funds have a short-term borrowing agreement with Custodial Trust Company, which may be drawn upon for temporary purposes. For each short-term borrowing, the Funds pledge collateral. At June 30, 2006, the Funds had no outstanding borrowings.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------

7. Commitments and Contingencies

     In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------

OTHER ITEMS (UNAUDITED)

PROXY VOTING GUIDELINES

      Navellier is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that Navellier uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge upon request by calling toll free 1-800-887-8671. It is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

      The Trust files a complete listing of portfolio holdings for each Portfolio as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's website;
(ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling toll free 1-800-622-1386. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

CLASS B AND CLASS C SHARE CONSOLIDATION

      On April 24, 2005, the Fund consolidated Class B shares and Class C shares into Class A shares of each Portfolio. Each share of Class B and Class C was exchanged for Class A share at a net asset value of $12.22 per share of the Top 20 Fund and $7.50 per share of the International Fund. This consolidation qualified as a tax-free exchange.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------

SCHEDULE OF SHAREHOLDER EXPENSES

      As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 through June 30, 2006).

ACTUAL EXPENSES

      The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended June 30, 2006" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                  NET EXPENSE    TOTAL RETURN                                        EXPENSES PAID
                                     RATIO        SIX MONTHS        BEGINNING          ENDING       DURING THE SIX
                                  ANNUALIZED         ENDED        ACCOUNT VALUE    ACCOUNT VALUE     MONTHS ENDED
                                 JUNE 30, 2006   JUNE 30, 2006   JANUARY 1, 2006   JUNE 30, 2006    JUNE 30, 2006*
                                 -------------   -------------   ---------------   --------------   ---------------
TOP 20 PORTFOLIO
      Class A Actual...........      1.50%            3.24%         $1,000.00        $1,032.40           $7.56
      Class A Hypothetical.....      1.50%            2.48%         $1,000.00        $1,017.36           $7.50
INTERNATIONAL GROWTH PORTFOLIO
      Class A Actual...........      1.50%            7.66%         $1,000.00        $1,076.60           $7.72
      Class A Hypothetical.....      1.50%            2.48%         $1,000.00        $1,017.36           $7.50
-------------------------------

  * Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365] (to reflect the one-half year period).

                 (This page has been left blank intentionally.)

                      TRANSFER AGENT                    CUSTODIAN        NAVELLIER OFFICES

Integrated Investment Services, Inc.                Cardinal Bank        c/o Navellier Securities Corp.
                       P.O. Box 5354        8270 Greensboro Drive        One East Liberty, Third Floor
         Cincinnati, Ohio 45201-5354                    4th Floor        Reno, Nevada 89501
                                                 McLean, VA 22102

                 800-622-1386 E.S.T.                                     800-887-8671 P.S.T.

Item 2. Codes of Ethics

         (a), (b) Registrant, The Navellier Millennium Funds, has a Code of Ethics. Navellier & Associates, Inc., the Registrant's Investment Advisor, also has a Code of Ethics. Both of those Codes of Ethics apply to The Navellier Millennium Funds' principal executive officer and principal financial officer, Louis G. Navellier, and to The Navellier Millennium Funds' principal accounting officer and comptroller, Arjen Kuyper, or to persons performing similar functions for The Navellier Millennium Funds.

          (c), (d) There have been no material amendments to those Codes of Ethics during the last fiscal year. There was an amendment to the definition of reportable funds to include ETFs in the Code of Ethics for Navellier & Associates, Inc. Also, a waiver was given regarding pre-clearance forms to one of Navellier & Associates, Inc.'s portfolio managers for two of his accounts traded as separately managed accounts. This waiver stipulates that the portfolio manager may not personally enter the trades in his accounts, and the securities are traded in a last in, last out fashion so not to gain advantage over our clients.

         (e) N/A. See subparagraphs (c) and (d) above.

         (f) (3) The Navellier Millennium Funds undertakes and agrees to provide to any person, without charge, upon request, a copy of such Codes of Ethics upon receiving a written or electronic request which provides a name and address or location to which the person requests that copies of the codes of ethics be sent.

Item 3. Audit Committee Financial Expert

         (a)(1)(i) The Navellier Millennium Funds has at least one audit committee financial expert serving on its audit committee.

         (a)(2) That person is Arnold Langsen and he is an independent audit committee financial expert. Mr. Langsen was professor of financial economics at California State University at Hayward from 1979 - 1992 and has substantial experience teaching, reviewing and assessing companies' financial statements. The audit committee also has an interested audit committee financial expert who is Louis Navellier. Mr Navellier has been giving investment advice for over 20 years based in part on the review and assessment of companies' financial statements and has since 1994 reviewed and assessed the financial statements for the mutual funds he manages.

Item 4. Principal Accountant Fees and Services

         (a) Audit Fees. The aggregate fees billed to The Navellier Millennium Funds for each of the last two fiscal years for the audit of The Navellier Millennium Funds annual financial statements and services normally provided by an accountant in connection with statutory and regulatory filings were as follows: The aggregate fees for fiscal 2004 were $24,000. The aggregate fees for audit services for fiscal 2005 were $27,000.

         (b) Audit Related Fees. The aggregate fees billed for each of the last two fiscal years for assurance and related services by the principal accountant related to audits not reported under subparagraph (a) above were none for 2004 and none for 2005.

         (c) Tax Fees. The aggregate fees billed by The Navellier Millennium Funds' principal accountant for tax compliance, tax advice or tax planning for 2004 were $5,000 and for 2005 were $5,000.

         (d) All Other Fees. There were no other fees billed by The Navellier Millennium Funds' principal accountant for other services for 2004 or 2005.

         (e)(1) The audit committee's pre-approval policies and procedures were as follows: The audit committee (consisting of the entire Board of Trustees and Arnold Langsen) approves the hiring of the accountant or accounting firm to perform the registrant's audit and or non audit services pursuant to procedures and policies pre-approved by the audit committee which call for the accounting firm to perform the audit or non audit services in conformance with federal securities laws and regulations.

       If there are any non audit services which the accountant or accounting firm perform for the registrant's investment advisor or its related entities, the audit committee also pre-approves those services if the engagement relates directly to the operations and financial reporting of the registrant.

       (e)(2)  N/A

       (f) N/A

       (g) $32,750 for 2004
           $ 9,000 for 2005

       (h) See Item 4, paragraph (e)(1).

Item 5.    Audit Committee of Listed Registrants

      The Audit Committee is not a separately designated standing committee. It consists of all members of the Board of Trustees, (i.e., Louis G. Navellier, Barry Sander, Joel E. Rossman and Jacques Delacroix) and Arnold Langsen.

Item 6.    Reserved (See item 1)

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

        N/A

Item 8.    Portfolio management of Closed-End Management Investment Companies

       N/A

Item 9. Purchases of Equity Securities by Closed End Management Investment Company and Affiliated Purchases

       N/A

Item 10.   Submission of Matters to a Vote of Security Holders.

           There were no changes to procedures for recommending nominees to the Board of Trustees.

Item 11.   Controls and Procedures

      (a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

      (b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal year-end that have materially affected, or are reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 12.   Exhibits

      (a)(1) N/A The Codes of Ethics are available on request.

      (a)(2) A separate Certification by Louis Navellier is attached hereto as
Exhibit 1. A separate Certification by Arjen Kuyper is attached hereto as
Exhibit 2.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            THE NAVELLIER MILLENNIUM FUNDS

Date: September 5, 2006                     By /s/ Louis G. Navellier
                                               ---------------------------------
                                                   Louis G. Navellier
                                                   Principal Executive Officer

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                            THE NAVELLIER MILLENNIUM FUNDS

Date: September 5, 2006                     By /s/ Louis G. Navellier
                                               ---------------------------------
                                                   Louis G. Navellier
                                                   Principal Executive Officer

                                            THE NAVELLIER MILLENNIUM FUNDS

Date: September 5, 2006                     By /s/ Louis G. Navellier
                                               ---------------------------------
                                                   Louis G. Navellier
                                                   Principal Financial Officer